STATEMENT OF OPERATIONS (Unaudited) (USD $)	5 Months Ended	12 Months Ended	18 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013
Income Statement [Abstract]
REVENUES	$ 0	$ 0	$ 0
COST AND EXPENSES
Research and Development	17,715	8,394	26,109
General and Administrative	137,185	262,879	400,064
Consulting and Professional Fees	12,290	48,563	60,853
Total Costs and Expenses	167,190	319,836	487,026
OPERATING LOSS	(167,190)	(319,836)	(487,026)
OTHER INCOME & (EXPENSES)
Refunds of amounts previously paid	0	35,000	35,000
Capital contribution to parent	0	(70,198)	(70,198)
TOTAL OTHER INCOME (EXPENSE)	0	(35,198)	(35,198)
NET INCOME (LOSS)	$ (167,190)	$ (355,034)	$ (522,224)
BASIC AND FULLY DILUTED EARNINGS (LOSS) PER SHARE	$ (16.72)	$ (0.0187)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	10,000	18,950,000